Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Abstract]
Deferred tax assets not brought to account	$ 126,985	$ 125,500	$ 125,549